Property, Plant and Equipment (Details) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment
Property, Plant and Equipment, Gross	$ 89,855	$ 90,022
Property, plant and equipment - net	53,786	54,095
Equipment leased to others
Property, Plant and Equipment
Property, Plant and Equipment, Gross	0	0
GE
Property, Plant and Equipment
Property, plant and equipment - net	19,659	20,145	[1]
GE Capital
Property, Plant and Equipment
Property, plant and equipment - net	$ 34,892	$ 34,781

[1]	(a) Represents the adding together of all affiliated companies except GE Capital, which is presented on a one-line basis.